Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0001870714
Document Type	N-CSR
Entity Registrant Name	Oaktree Diversified Income Fund Inc.
Document Period End Date	Dec. 31, 2025
Entity Inv Company Type	N-2
Amendment Flag	false